UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22223

Arden Sage Multi-Strategy Master Fund, L.L.C.

(Exact name of registrant as specified in charter)

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, NY 10152

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-751-5252

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments

ARDEN SAGE MULTI-STRATEGY MASTER FUND, L.L.C.

Quarterly Report (unaudited)

June 30, 2014

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited)

June 30, 2014

Portfolio Fund	Cost	Value	% of Members’ Capital*	Liquidity**

Equity - Event:
BHR Master Fund, Ltd.	$3,114,841	$4,594,933	5.23%	Quarterly
Corvex Partners LP	6,000,000	7,432,502	8.45	Quarterly
JANA Nirvana Fund LP	4,600,000	4,842,882	5.50	Quarterly
Third Point Ultra, Ltd.	5,959,354	6,448,414	7.33	Quarterly
York European Opportunities Fund, L.P.	3,499,526	4,134,555	4.70	Quarterly

Total Equity - Event	23,173,721	27,453,286	31.21

Multi - Event Driven:
BG Fund	4,199,051	4,185,808	4.76	Monthly
Elliott International Limited	2,711,682	3,752,555	4.26	Quarterly
Eton Park Fund, L.P.	201,150	248,219	0.28	Annually
Eton Park Overseas Fund, Ltd.	435,569	439,515	0.50	Annually
Fir Tree Value Fund, L.P.	4,391,189	6,492,220	7.38	Quarterly

Total Multi - Event Driven	11,938,641	15,118,317	17.18

Equity (Long/Short) - Variable Exposure:
DSAM Long Short Equity Fund LP	3,800,000	4,073,907	4.63	Monthly
Lakewood Capital Partners, LP	4,594,707	6,527,517	7.42	Quarterly

Total Equity (Long/Short) - Variable Exposure	8,394,707	10,601,424	12.05

Equity (Market Neutral) - Fundamental/Trading:
Citadel Global Equities Fund Ltd.	2,996,575	4,284,590	4.87	Monthly
Visium Global Fund, LP	3,542,238	3,698,454	4.20	Monthly

Total Equity (Market Neutral) - Fundamental/Trading	6,538,813	7,983,044	9.07

Equity (Long/Short) - Sector/Region:
Chilton QP European Partners, L.P.	3,711,741	3,767,028	4.28	Monthly
Criterion Horizons Fund, L.P.	2,965,381	3,945,662	4.49	Monthly

Total Equity (Long/Short) - Sector/Region	6,677,122	7,712,690	8.77

Credit - Event:
Anchorage Capital Partners, L.P.	35,591	1,613	0.00	‡
Dune Capital LP (1)	14,484	21,558	0.02	†
Dune Capital International Ltd.	4,765	12,076	0.01	‡
Redwood Offshore Fund, Ltd.	3,939,984	6,819,404	7.76	Biennially

Total Credit - Event	3,994,824	6,854,651	7.79

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2014

Portfolio Fund	Cost	Value	% of Members’ Capital*	Liquidity**

Equity (Market Neutral) - Quantitative:
OxAM Quant Fund (International) Ltd.	$4,164,231	$3,845,407	4.37%	Monthly

Total Portfolio Funds	64,882,059	79,568,819	90.44

Cash Equivalent:
SEI Daily Income Trust Treasury Fund, Cl A, 0.01%	1,015,391	1,015,391	1.16	Daily

Total Investments(2)	$65,897,450	$80,584,210	91.60%

*	Percentages are based on Members’ Capital at the end of the period of $87,976,679.
**	Liquidity terms shown apply after initial lock-up provisions.
†	Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be determined.
‡	The Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be determined.
(1)	Portfolio Fund is held by Arden Sage Multi-Strategy 1099 Blocker Fund, LLC, which is 100% owned by the Master Fund.
(2)

The Master Fund has established a line of credit agreement with Societe Generale that is collateralized by a security interest in the Master Fund’s custody account. For more information regarding the line of credit, please refer to the Master Fund’s most recent annual financial statements.

All Portfolio Funds are non-income producing.

At June 30, 2014, the aggregate cost of investments for tax purposes was $64,882,059. Net unrealized appreciation on investments for tax purposes was $14,686,760 consisting of $15,052,805 of gross unrealized appreciation and ($366,045) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 90.44% of Members’ Capital have been fair valued.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2014

The following table summarizes the valuation of the Master Fund’s investments fair value hierarchy levels as of June 30, 2014:

Investments by investment strategy:	Level 1	Level 2	Level 3	Total
Equity - Event	$-	$20,020,784	$7,432,502	$27,453,286
Multi - Event Driven	-	14,430,583	687,734	15,118,317
Equity (Long/Short) - Variable Exposure	-	10,601,424	-	10,601,424
Equity (Market Neutral) - Fundamental/Trading	-	3,698,454	4,284,590	7,983,044
Equity (Long/Short) - Sector/Region	-	7,712,690	-	7,712,690
Credit - Event	-	-	6,854,651	6,854,651
Equity (Market Neutral) - Quantitative	-	-	3,845,407	3,845,407

Total investments by investment strategy	$-	$56,463,935	$23,104,884	$79,568,819

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments by investment strategy:	Balance as of 3/31/14	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/14
Equity - Event	$11,290,831	$-	$736,604	$-	$-	$-	$(4,594,933)	$7,432,502
Multi - Event Driven	693,889	1,567	10,641	-	(18,363)	-	-	687,734
Equity (Market Neutral) - Fundamental/Trading	4,139,778	-	144,812	-	-	-	-	4,284,590
Credit - Event	6,640,403	-	214,248	-	-	-	-	6,854,651
Equity (Market Neutral) - Quantitative	3,873,355	-	(27,948)	-	-	-	-	3,845,407

Total	$26,638,256	$1,567	$ 1,078,357	$-	$ (18,363)	$-	$ (4,594,933)	$23,104,884

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (concluded)

June 30, 2014

Investments by investment strategy:	The amount of gains/(losses) included in gain/(loss) attributable to the change in unrealized gains/(losses) relating to assets still held at 6/30/2014

Equity - Event	$539,962
Multi - Event Driven	10,641
Equity (Market Neutral) - Fundamental/Trading	144,812
Credit - Event	214,248
Equity (Market Neutral) - Quantitative	(27,948)

Total	$881,715

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. As included in the table above, there was a transfer of $4,594,933 into Level 2 from Level 3 during the period ended June 30, 2014. Transfers out of Level 3 represent Portfolio Funds for which the Master Fund now has the ability to redeem as of the measurement date, or within 90 days of the measurement date. The Master Fund did not have any transfers between Level 1 and Level 2 during the period ended June 30, 2014.

In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Portfolio Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.

For information regarding the Master Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund’s most recent annual financial statements.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Arden Sage Multi-Strategy Master Fund, L.L.C.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: August 22, 2014

By (Signature and Title)*	/s/ Andrew Katz
Andrew Katz
Chief Financial Officer

Date: August 22, 2014

*	Print the name and title of each signing officer under his or her signature.